Securities - Additional Information (Detail)	1 Months Ended				12 Months Ended
	Jan. 31, 2015 USD ($)	Sep. 30, 2013 USD ($)	Oct. 31, 2010	Jun. 30, 2008 USD ($)	Dec. 31, 2015 USD ($) Securities	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Number of securities with unrealized losses | Securities					71
Investment par value				$ 2,000,000
Investment interest percentage				8.00%
Dividend payment period		5 years
Impairment charges	$ 400,000	$ 400,000
Accretion of impairment charge back into income per quarter	$ 4,200				$ (17,000)		$ 400,000
Available for sale for proceeds					84,900,000	$ 75,300,000	68,500,000
Gross gains in available for sale for proceeds					1,274,000	788,000	1,700,000
Gross loss in available for sale for proceeds					583,000	$ 210,000	$ 33,000
Securities pledged to municipalities for deposits in excess of FDIC limits, book value					135,900,000
Securities pledged to municipalities for deposits in excess of FDIC limits, market value					140,300,000
Letter of credit issued by FHLB					$ 32,500,000
FFKY [Member]
Schedule of Available-for-sale Securities [Line Items]
Period of deferring dividend payments			5 years
Subordinated Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Total risk based capital ratio				30 years